Warrant Liability (Details Textual) - USD ($)				12 Months Ended
	Nov. 03, 2017	Dec. 16, 2016	Nov. 09, 2016	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 25, 2013
Warrant Liability (Textual)
Exercise price of warrants	$ 2.50
Change in fair value of warrant liability					$ (1,541,241)
Issuance of common stock from cashless exercise of warrants, Shares			303,694
Warrant [Member]
Warrant Liability (Textual)
Exercise price of warrants	$ 2.00			$ 3.95
Change in fair value of warrant liability					$ 1,541,000
Warrants to purchase shares exercised on cashless basis			42,444
Issuance of common stock from cashless exercise of warrants, Shares	982,000	1,670,000	33,978
Common stock issuable upon the exercise of such warrants			303,694
Reverse stock split, description			Company agreed to reduce the exercise price (after giving effect to the one-for-ten reverse stock split effective October 7, 2016)
Warrant [Member] | Minimum [Member]
Warrant Liability (Textual)
Exercise price of warrants						$ 0.80
Warrant [Member] | Maximum [Member]
Warrant Liability (Textual)
Exercise price of warrants						$ 5.10
June 2013 Registered Public Offering [Member] | Warrant [Member]
Warrant Liability (Textual)
Exercise price of warrants							$ 5.10	$ 6.10
Amount of initial warrant liability									$ 4,827,788
Closing price of common stock as reported on OTC markets									$ 9.60